Loans and amounts due from credit institutions (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash equivalents [abstract]
Short-term transactions and low risk of change in its value	R$ 17,428,033	R$ 13,683,641	R$ 25,990,477